Going Concern and Liquidity	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Liquidity

NOTE 4 – GOING CONCERN AND LIQUIDITY

Our financial statements are prepared using generally accepted accounting principles applicable to a going concern that contemplates the realization of assets and liquidation of liabilities in the normal course of business. We have incurred significant recurring losses, which have resulted in an accumulated deficit of $33,684,432 as of December 31, 2019, along with a net loss of $8,587,449 for the nine months ended December 31, 2019. Additionally, as of December 31, 2019, we had cash of $263,600 and a working capital deficit of $10,938,623. These factors raise substantial doubt about our ability to continue as a going concern.

Historically we have relied on increasing revenues and new debt and equity financing to pay for operational expenses and debt as it came due. During the nine months ended December 31, 2019, we raised $2,177,452 in cash proceeds from new debt arrangements, raised $2,164,500 in cash proceeds from related parties, and received $825,000 from the sale of our common stock. Additionally, net cash provided by operations was $4,690,473 for the nine months ended December 31, 2019.

Since our acquisition of Wealth Generators in April of 2017 we have implemented a number of initiatives and we are beginning to see the positive impact of these actions. First, our largest subsidiary, Kuvera, has a bonus plan structure for distributors of our services which consistently paid out beyond our maximum threshold. Adjustments to this bonus plan have been made over the last 12 months. This resulted in a gradual reduction in bonus payouts which reduced our losses. Second, we expanded the objectives of Investview through the acquisition and creation of additional subsidiaries to increase our sources of income and creating business activities in new sectors which includes:

●	Fully licensing SAFE Management LLC as a Registered Investment Advisor and Commodities Trading Advisor. This was done so SAFE Management could offer fully managed trading services to individuals who lacked the time to trade for themselves and provide reasonable advisory fees and minimum investment amounts to service individuals who do not meet the requirements of Qualified Investors.

●	We acquired the assets of United Games LLC and United League LLC which provided us highly experienced management, programmers, marketing and compliance personnel along with key technology components such as a fully coded back office and trademarked FIREFAN app. We are still in the process of adapting their technology to Kuvera operations and working on various distribution plans for FIREFAN.
●	We changed the name of our subsidiary WealthGen Global, which was an unused entity, to SAFETek LLC in preparation for our entry into the high-performance computing space to meet the needs of 4IR (Fourth Industrial Revolution) business needs which includes mining, blockchain technologies, gaming, artificial intelligence and 3-Dimensional rendering. This will enable us to provide HPC services to small, medium and startup entities who require specialized high-speed processing but cannot afford the infrastructure. By leasing our processing to these companies, we will aid these entities in bringing their products, inventions, improvements to market.
●	We have designed a program known as APEX which enables individuals to purchase highly customized data processing equipment which SAFETek will lease from the purchasers for a fixed period of time at a fixed monthly lease payment. This enables individuals to participate in emerging growth without experiencing the volatility and potential loss experienced in the sector.
●	We have renamed our subsidiary Razor Data LLC to APEX Tek LLC. APEX Tek will be solely responsible for the sales and marketing of the APEX Package.

These companies provide Investview a stake in 4IR, HPC, app development, fintech, blockchain and personal money management sectors. Each of these are areas that are targeted for significant growth spurred by innovations through technology.

While our liabilities are larger than our assets it is important to note that we seek to keep operating expenses low. The assets we have acquired and will continue to seek out are those of technology, mobile apps, and human resources. These assets are not easily defined on our balance sheet but represent our ability to carry out our objectives which we believe will ultimately generating positive cash flow, reduced debt and then profitability.

Further, while we have reported reoccurring losses and have an operating capital deficiency, we have been able to establish multiple companies to create various revenue streams as we move forward. Our largest challenge is operational cash flow as lending arrangements continue to be expensive causing us to deploy incoming cash to prior debt. We continue to seek short term capital in arrangements that are partnership-based with elements of debt and equity combined. Additionally, our immediate focus is the continued reduction in losses by controlling expenses, increasing revenue, and generating additional revenue streams.

Accordingly, the accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate our continuation as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.

NOTE 4 – GOING CONCERN AND LIQUIDITY

Our financial statements are prepared using generally accepted accounting principles applicable to a going concern that contemplates the realization of assets and liquidation of liabilities in the normal course of business. We have incurred significant recurring losses, which have resulted in an accumulated deficit of $25,096,983 as of March 31, 2019, along with a net loss of $5,011,036 and net cash used in operations of $2,983,251 for the year ended March 31, 2019. Additionally, as of March 31, 2019, we had a working capital deficit of $2,222,990. These factors raise substantial doubt about our ability to continue as a going concern.

Historically we have relied on increasing revenues and new debt financing to pay for operational expenses and debt as it came due. During the year ended March 31, 2019, we raised $1,905,777 in cash proceeds from related parties and $4,115,961 in cash proceeds from new lending arrangements. Subsequent to March 31, 2019, we obtained $200,000 in cash proceeds from new lending arrangements and received $325,000 from the sale of our common stock.

Since our acquisition of Wealth Generators in April of 2017 we have implemented a number of initiatives and we are beginning to see the positive impact of these actions. First, our largest subsidiary, Kuvera, has a bonus plan structure for distributors of our services which consistently paid out beyond our maximum threshold. Adjustments to this bonus plan have been made over the last 12 months with additional adjustments planned for the next two quarters. This resulted in a gradual reduction in bonus payouts which reduced our losses. Second, we expanded the objectives of Investview through the acquisition and creation of additional subsidiaries to increase our sources of income and creating business activities in new sectors which includes:

●	Fully licensing SAFE Management LLC as a Registered Investment Advisor and Commodities Trading Advisor. This was done so SAFE Management could offer fully managed trading services to individuals who lacked the time to trade for themselves and provide reasonable advisory fees and minimum investment amounts to service individuals who do not meet the requirements of Qualified Investors.

●	We acquired the assets of United Games LLC and United League LLC which provided us highly experienced management, programmers, marketing and compliance personnel along with key technology components such as a fully coded back office and trademarked FIREFAN app. We are still in the process of adapting their technology to Kuvera operations and working on various distribution plans for FIREFAN.

●	We changed the name of our subsidiary WealthGen Global, which was an unused entity, to SAFETek LLC in preparation for our entry into the high-performance computing space to meet the needs of 4IR (Fourth Industrial Revolution) business needs which includes mining, blockchain technologies, gaming, artificial intelligence and 3-Dimensional rendering. This will enable us to provide HPC services to small, medium and startup entities who require specialized high-speed processing but cannot afford the infrastructure. By leasing our processing to these companies, we will aid these entities in bringing their products, inventions, improvements to market.

●	We have designed a program through Joint Venture known as APEX which enables individuals to purchase highly customized processing cards which SAFETek will lease from the purchasers for a fixed period of time at a fixed monthly lease payment. This enables individuals to participate in emerging growth without experiencing the volatility and potential loss experienced in the sector.

These companies provide Investview a stake in 4IR, HPC, app development, fintech, blockchain and personal money management sectors. Each of these are areas that are targeted for significant growth spurred by innovations through technology.

While our liabilities are larger than our assets it is important to note that we seek to keep operating expenses low. The assets we have acquired and will continue to seek out are those of technology, mobile apps, and human resources. These assets are not easily defined on our balance sheet but represent our ability to carry out our objectives which we believe will ultimately generating positive cash flow, reduced debt and then profitability.

Further, while we have reported reoccurring losses and have an operating capital deficiency, we have been able to establish multiple companies to create various revenue streams as we move forward. Our largest challenge is operational cash flow as lending arrangements continue to be expensive causing us to deploy incoming cash to prior debt. We continue to seek short term capital in arrangements that are partnership based with elements of debt and equity combined. Additionally, our immediate focus is the continued reduction in losses by controlling expenses, increasing revenue, and generating additional revenue streams.

Accordingly, the accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate our continuation as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.